14. LONG-TERM BONDS PAYABLE	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
14. LONG-TERM BONDS PAYABLE

A summary of the Company’s long-term bonds payable is as follows (in thousands):

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2015	2014	Maturities	2015	2014
				(unaudited)

long-term bonds payable	6.93%	—%	January 2018	$101,837	$—

Long-term bonds payable represent securitized bonds sold to qualified investors pursuant to China Securities Regulatory Commission 2014 announcement No. 49 regarding asset securitizations. Pursuant to this announcement, in June 2015 the Company securitized approximately $101.8 million of sales-type leases, which were sold to qualified investors. The bonds bear interest at rates from 6.8% to 7.9% per annum, have a maturity of approximately 2.5 years and bear credit ratings of AA to AAA. The bonds are tradable on the Shanghai Stock Exchange Integrated Electronic Platform for Fixed-income Securities. The bonds are issued at par with the bond rate equivalent to the market rate and the Company does not elect to use the fair value method for its disclosure. The bonds are guaranteed by Mr. Li.